UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22649

iShares U.S. ETF Trust

(Exact name of registrant as specified in charter)

c/o: State Street Bank and Trust Company

100 Summer Street, 4th Floor, Boston, MA 02110

(Address of principal executive offices) (Zip code)

The Corporation Trust Company

1209 Orange Street, Wilmington, DE 19801

(Name and address of agent for service)

Registrant’s telephone number, including area code: (415) 670-2000

Date of fiscal year end: July 31, 2019

Date of reporting period: October 31, 2018

Item 1.	Schedules of Investments.

Schedule of Investments (unaudited) October 31, 2018	iShares® Evolved U.S. Consumer Staples ETF (Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks

Advertising — 0.1%
Omnicom Group Inc.	48	$3,567

Agriculture — 13.1%
Altria Group Inc.	2,955	192,193
Archer-Daniels-Midland Co.	1,394	65,867
Bunge Ltd.	348	21,506
Philip Morris International Inc.	2,340	206,084
Universal Corp./VA	63	4,275
Vector Group Ltd.	107	1,447

		491,372
Beverages — 26.2%
Boston Beer Co. Inc. (The), Class A, NVS(a)	18	5,531
Brown-Forman Corp., Class A	210	9,738
Brown-Forman Corp., Class B, NVS	844	39,111
Coca-Cola Co. (The)	8,049	385,386
Constellation Brands Inc., Class A	414	82,481
Keurig Dr Pepper Inc.	715	18,590
MGP Ingredients Inc.	33	2,349
Molson Coors Brewing Co., Class B	450	28,800
Monster Beverage Corp.(a)	1,590	84,031
National Beverage Corp.(a)	45	4,160
PepsiCo Inc.	2,886	324,329

		984,506
Biotechnology — 0.0%
Incyte Corp.(a)	27	1,750

Chemicals — 1.0%
Balchem Corp.	33	3,091
FMC Corp.	117	9,135
International Flavors & Fragrances Inc.	147	21,265
Sensient Technologies Corp.	72	4,670

		38,161
Commercial Services — 0.7%
Ecolab Inc.	120	18,378
Medifast Inc.	17	3,599
Nutrisystem Inc.	45	1,600
Weight Watchers International Inc.(a)	54	3,569

		27,146
Computers — 0.1%
HP Inc.	165	3,983

Cosmetics & Personal Care — 9.2%
Colgate-Palmolive Co.	1,593	94,863
Coty Inc., Class A	528	5,570
Edgewell Personal Care Co.(a)	75	3,599
Estee Lauder Companies Inc. (The), Class A	69	9,483
Procter & Gamble Co. (The)	2,613	231,721

		345,236
Distribution & Wholesale — 0.1%
Core-Mark Holding Co. Inc.	69	2,650

Diversified Financial Services — 0.3%
CME Group Inc.	54	9,895
Jefferies Financial Group Inc.	114	2,448

		12,343
Electric — 0.3%
Entergy Corp.	111	9,319

Security	Shares	Value
Electrical Components & Equipment — 0.1%
Energizer Holdings Inc.	84	$4,937

Food — 28.0%
B&G Foods Inc.	231	6,015
Calavo Growers Inc.	33	3,201
Cal-Maine Foods Inc.	60	2,920
Campbell Soup Co.	639	23,905
Conagra Brands Inc.	1,623	57,779
Darling Ingredients Inc.(a)	261	5,392
Dean Foods Co.	243	1,942
Flowers Foods Inc.	357	6,894
Fresh Del Monte Produce Inc.	50	1,651
General Mills Inc.	2,563	112,259
Hain Celestial Group Inc. (The)(a)	312	7,763
Hershey Co. (The)	503	53,896
Hormel Foods Corp.	812	35,436
Hostess Brands Inc.(a)	195	2,028
Ingredion Inc.	171	17,302
J&J Snack Foods Corp.	39	6,090
JM Smucker Co. (The)	391	42,353
John B Sanfilippo & Son Inc.	27	1,703
Kellogg Co.	1,066	69,802
Kraft Heinz Co. (The)	2,547	140,009
Lamb Weston Holdings Inc.	387	30,248
Lancaster Colony Corp.	51	8,740
McCormick & Co. Inc./MD, NVS	321	46,224
Mondelez International Inc., Class A	4,365	183,243
Performance Food Group Co.(a)	138	4,046
Pilgrim’s Pride Corp.(a)	90	1,589
Post Holdings Inc.(a)	219	19,364
Sanderson Farms Inc.	36	3,542
Simply Good Foods Co. (The)(a)	126	2,389
Sprouts Farmers Market Inc.(a)	135	3,630
Sysco Corp.	1,047	74,682
Tootsie Roll Industries Inc.	42	1,326
TreeHouse Foods Inc.(a)	192	8,748
Tyson Foods Inc., Class A	908	54,407
U.S. Foods Holding Corp.(a)	357	10,414
United Natural Foods Inc.(a)	66	1,434

		1,052,366
Holding Companies - Diversified — 0.0%
Spectrum Brands Holdings Inc.	21	1,364

Home Furnishings — 0.1%
Whirlpool Corp.	42	4,610

Household Products & Wares — 2.3%
ACCO Brands Corp.	93	751
Central Garden & Pet Co., Class A, NVS(a)	39	1,156
Church & Dwight Co. Inc.	309	18,345
Clorox Co. (The)	149	22,119
Helen of Troy Ltd.(a)	23	2,855
Kimberly-Clark Corp.	387	40,364

		85,590
Housewares — 0.1%
Scotts Miracle-Gro Co. (The)	42	2,803
Tupperware Brands Corp.	48	1,685

		4,488
Machinery — 0.3%
AGCO Corp.	69	3,867

1

Schedule of Investments (unaudited) (continued) October 31, 2018	iShares® Evolved U.S. Consumer Staples ETF (Percentages shown are based on Net Assets)

Security	Shares	Value
Machinery (continued)
Middleby Corp. (The)(a)(b)	51	$5,727

		9,594
Manufacturing — 0.2%
AptarGroup Inc.	27	2,753
John Bean Technologies Corp.	36	3,743

		6,496
Oil & Gas — 0.2%
Valero Energy Corp.	78	7,105

Packaging & Containers — 1.6%
Ball Corp.	627	28,090
Bemis Co. Inc.	135	6,179
Crown Holdings Inc.(a)	246	10,403
Owens-Illinois Inc.(a)	234	3,667
Packaging Corp. of America	15	1,377
Sealed Air Corp.	78	2,524
Silgan Holdings Inc.	111	2,667
Sonoco Products Co.	126	6,877

		61,784
Pharmaceuticals — 1.6%
Herbalife Nutrition Ltd.(a)	137	7,297
Neogen Corp.(a)	81	4,918
Perrigo Co. PLC	40	2,812
Prestige Consumer Healthcare Inc.(a)	66	2,386
Zoetis Inc.	492	44,354

		61,767
Real Estate Investment Trusts — 0.0%
Americold Realty Trust	59	1,460

Retail — 13.3%
BJ’s Restaurants Inc.	19	1,162
Casey’s General Stores Inc.	33	4,162
Cheesecake Factory Inc. (The)	42	2,030
Chipotle Mexican Grill Inc.(a)	54	24,858
Costco Wholesale Corp.	183	41,839
Cracker Barrel Old Country Store Inc.	15	2,380
Darden Restaurants Inc.	105	11,188
Domino’s Pizza Inc.	10	2,688
Dunkin’ Brands Group Inc.	117	8,490
Freshpet Inc.(a)	53	2,019
Jack in the Box Inc.	27	2,131
McDonald’s Corp.	1,056	186,806

Security	Shares	Value
Retail (continued)
Shake Shack Inc., Class A(a)	31	$1,640
Starbucks Corp.	2,347	136,760
Texas Roadhouse Inc.	42	2,539
Walmart Inc.	105	10,529
Wendy’s Co. (The)	90	1,552
Wingstop Inc.	27	1,691
Yum China Holdings Inc.	436	15,731
Yum! Brands Inc.	434	39,238

		499,433
Software — 0.3%
Activision Blizzard Inc.	189	13,051

Toys, Games & Hobbies — 0.2%
Hasbro Inc.	39	3,577
Mattel Inc.(a)	357	4,848

		8,425

Total Common Stocks — 99.4%
(Cost: $3,697,560)		3,742,503

Short-Term Investments

Money Market Funds — 0.6%
BlackRock Cash Funds: Institutional, SL Agency Shares,
2.36%(c)(d)(e)	5,872	5,872
BlackRock Cash Funds: Treasury, SL Agency Shares,
2.11%(c)(d)	18,018	18,018

		23,890

Total Short-Term Investments — 0.6% (Cost: $23,890)		23,890

Total Investments in Securities — 100.0% (Cost: $3,721,450)		3,766,393
Other Assets, Less Liabilities — (0.0)%		(1,845)

Net Assets — 100.0%		$3,764,548

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the three months ended October 31, 2018, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 07/31/18	Net Activity	Shares Held at 10/31/18	Value at 10/31/18	Income		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	10,250	(4,378)	5,872	$5,872	$13	(a)	$—	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	200,121	(182,103)	18,018	18,018	603		—	—

				$23,890	$616		$—	$—

(a)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

2

Schedule of Investments (unaudited) (continued) October 31, 2018	iShares® Evolved U.S. Consumer Staples ETF

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of October 31, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$3,742,503	$—	$—	$3,742,503
Money Market Funds	23,890	—	—	23,890

	$3,766,393	$ —	$ —	$3,766,393

Portfolio Abbreviations - Equity

NVS — Non-Voting Shares

3

Schedule of Investments (unaudited) October 31, 2018	iShares® Evolved U.S. Discretionary Spending ETF (Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks

Airlines — 0.2%
Alaska Air Group Inc.	104	$6,388
JetBlue Airways Corp.(a)	276	4,617

		11,005
Apparel — 7.8%
Carter’s Inc.	140	13,437
Columbia Sportswear Co.	72	6,500
Crocs Inc.(a)	136	2,793
Deckers Outdoor Corp.(a)	84	10,682
Hanesbrands Inc.	736	12,630
Michael Kors Holdings Ltd.(a)	333	18,452
NIKE Inc., Class B	2,644	198,406
Oxford Industries Inc.	48	4,271
PVH Corp.	204	24,641
Ralph Lauren Corp.	140	18,145
Skechers U.S.A. Inc., Class A(a)	336	9,600
Steven Madden Ltd.	222	6,942
Under Armour Inc., Class A(a)	404	8,933
Under Armour Inc., Class C, NVS(a)(b)	412	8,170
VF Corp.	784	64,978
Wolverine World Wide Inc.	124	4,361

		412,941
Building Materials — 0.1%
American Woodmark Corp.(a)	16	967
Masco Corp.	104	3,120

		4,087
Chemicals — 0.1%
Valvoline Inc.	168	3,347

Commercial Services — 1.3%
Aaron’s Inc.	144	6,787
Avis Budget Group Inc.(a)	68	1,912
Bright Horizons Family Solutions Inc.(a)	20	2,298
Brink’s Co. (The)	36	2,388
Cintas Corp.	72	13,095
Euronet Worldwide Inc.(a)	40	4,447
Grand Canyon Education Inc.(a)	36	4,489
H&R Block Inc.	224	5,945
ManpowerGroup Inc.	60	4,577
Medifast Inc.	12	2,540
Monro Inc.	68	5,059
Rollins Inc.	80	4,736
ServiceMaster Global Holdings Inc.(a)	136	5,832
Sotheby’s(a)	36	1,512
Weight Watchers International Inc.(a)	36	2,380

		67,997
Computers — 1.1%
Apple Inc.	264	57,779

Cosmetics & Personal Care — 5.4%
Estee Lauder Companies Inc. (The), Class A	382	52,502
Procter & Gamble Co. (The)	2,628	233,051

		285,553
Distribution & Wholesale — 1.2%
Core-Mark Holding Co. Inc.	58	2,228
Fastenal Co.	380	19,536
Fossil Group Inc.(a)	100	2,171
G-III Apparel Group Ltd.(a)	116	4,624
HD Supply Holdings Inc.(a)	124	4,659

Security	Shares	Value
Distribution & Wholesale (continued)
KAR Auction Services Inc.	96	$5,466
LKQ Corp.(a)	204	5,563
Pool Corp.	44	6,413
SiteOne Landscape Supply Inc.(a)	36	2,449
WW Grainger Inc.	48	13,630

		66,739
Diversified Financial Services — 0.2%
Alliance Data Systems Corp.	36	7,422
LendingTree Inc.(a)	4	807

		8,229
Engineering & Construction — 0.0%
frontdoor Inc.(a)	68	2,315

Entertainment — 0.9%
Cinemark Holdings Inc.	128	5,321
Eldorado Resorts Inc.(a)	80	2,920
Live Nation Entertainment Inc.(a)	180	9,414
Madison Square Garden Co. (The), Class A(a)	20	5,532
Marriott Vacations Worldwide Corp.	47	4,159
Penn National Gaming Inc.(a)	25	607
Red Rock Resorts Inc., Class A	116	2,684
Scientific Games Corp./DE, Class A(a)	44	979
Six Flags Entertainment Corp.	68	3,663
Vail Resorts Inc.	52	13,069

		48,348
Food — 2.0%
Flowers Foods Inc.	180	3,476
Kroger Co. (The)	2,108	62,734
Performance Food Group Co.(a)	128	3,753
Sprouts Farmers Market Inc.(a)	252	6,776
Sysco Corp.	330	23,539
U.S. Foods Holding Corp.(a)	216	6,301
United Natural Foods Inc.(a)	68	1,477

		108,056
Food Service — 0.2%
Aramark	320	11,495

Hand & Machine Tools — 0.0%
Snap-on Inc.	16	2,463

Holding Companies - Diversified — 0.0%
Spectrum Brands Holdings Inc.	16	1,039

Home Builders — 0.2%
PulteGroup Inc.	172	4,226
Taylor Morrison Home Corp., Class A(a)	80	1,323
Toll Brothers Inc.	104	3,501

		9,050
Home Furnishings — 0.1%
Sleep Number Corp.(a)	68	2,473
Tempur Sealy International Inc.(a)(b)	68	3,143

		5,616
Household Products & Wares — 0.2%
Helen of Troy Ltd.(a)	21	2,606
Kimberly-Clark Corp.	79	8,240

		10,846
Housewares — 0.2%
Newell Brands Inc.	432	6,860
Scotts Miracle-Gro Co. (The)	32	2,136

4

Schedule of Investments (unaudited) (continued) October 31, 2018	iShares® Evolved U.S. Discretionary Spending ETF (Percentages shown are based on Net Assets)

Security	Shares	Value
Housewares (continued)
Tupperware Brands Corp.	44	$1,544

		10,540
Internet — 12.0%
Amazon.com Inc.(a)	293	468,217
Booking Holdings Inc.(a)	52	97,478
Cars.com Inc.(a)	60	1,567
eBay Inc.(a)	493	14,312
Etsy Inc.(a)	116	4,932
Expedia Group Inc.	52	6,522
Groupon Inc.(a)	484	1,583
GrubHub Inc.(a)	88	8,161
Liberty Expedia Holdings Inc., Class A(a)	64	2,779
MercadoLibre Inc.	40	12,980
Shutterfly Inc.(a)	28	1,400
Stamps.com Inc.(a)	12	2,426
Stitch Fix Inc., Class A(a)	54	1,423
TripAdvisor Inc.(a)	100	5,214
Wayfair Inc., Class A(a)	72	7,941

		636,935
Leisure Time — 1.3%
Carnival Corp.	556	31,158
Norwegian Cruise Line Holdings Ltd.(a)	209	9,211
Planet Fitness Inc., Class A(a)	208	10,211
Polaris Industries Inc.	28	2,491
Royal Caribbean Cruises Ltd.	157	16,443

		69,514
Lodging — 2.8%
Boyd Gaming Corp.	96	2,550
Caesars Entertainment Corp.(a)	156	1,340
Choice Hotels International Inc.	64	4,698
Extended Stay America Inc.	172	2,800
Hilton Grand Vacations Inc.(a)	84	2,257
Hilton Worldwide Holdings Inc.	406	28,895
Hyatt Hotels Corp., Class A	64	4,429
Las Vegas Sands Corp.	496	25,311
Marriott International Inc./MD, Class A	392	45,821
MGM Resorts International	572	15,261
Wyndham Destinations Inc.	164	5,884
Wynn Resorts Ltd.	100	10,060

		149,306
Machinery — 0.3%
Deere & Co.	112	15,169
Welbilt Inc.(a)	100	1,872

		17,041
Office Furnishings — 0.0%
Herman Miller Inc.	48	1,582

Oil & Gas — 0.1%
Murphy USA Inc.(a)	48	3,870

Pharmaceuticals — 0.5%
CVS Health Corp.	292	21,138
Herbalife Nutrition Ltd.(a)	94	5,006

		26,144
Real Estate — 0.1%
RE/MAX Holdings Inc., Class A	28	1,047
Realogy Holdings Corp.	100	1,907

		2,954

Security	Shares	Value
Real Estate Investment Trusts — 1.3%
Apple Hospitality REIT Inc.	168	$2,717
CorePoint Lodging Inc.	78	1,277
Host Hotels & Resorts Inc.	532	10,167
Macerich Co. (The)	104	5,369
Park Hotels & Resorts Inc.	120	3,488
Ruth’s Hospitality Group Inc.	72	1,946
Ryman Hospitality Properties Inc.	32	2,483
Tailored Brands Inc.	140	2,941
Tanger Factory Outlet Centers Inc.	120	2,671
Tapestry Inc.	740	31,309
Taubman Centers Inc.	72	3,961

		68,329
Retail — 59.0%
Abercrombie & Fitch Co., Class A	184	3,625
Advance Auto Parts Inc.	168	26,840
American Eagle Outfitters Inc.	468	10,792
Ascena Retail Group Inc.(a)	514	1,979
At Home Group Inc.(a)	117	3,199
AutoNation Inc.(a)	84	3,400
AutoZone Inc.(a)	60	44,008
Beacon Roofing Supply Inc.(a)	48	1,340
Bed Bath & Beyond Inc.	380	5,221
Best Buy Co. Inc.	540	37,886
Big Lots Inc.	124	5,148
BJ’s Restaurants Inc.	36	2,202
BJ’s Wholesale Club Holdings Inc.(a)	86	1,905
Bloomin’ Brands Inc.	192	3,830
Boot Barn Holdings Inc.(a)	85	2,098
Brinker International Inc.	116	5,029
Buckle Inc. (The)	76	1,550
Burlington Stores Inc.(a)	196	33,612
Caleres Inc.	100	3,420
CarMax Inc.(a)	272	18,472
Carvana Co.(a)(b)	46	1,783
Casey’s General Stores Inc.	84	10,593
Cheesecake Factory Inc. (The)	84	4,061
Chico’s FAS Inc.	384	2,945
Children’s Place Inc. (The)	56	8,366
Chipotle Mexican Grill Inc.(a)	44	20,255
Costco Wholesale Corp.	1,044	238,690
Cracker Barrel Old Country Store Inc.	56	8,886
Darden Restaurants Inc.	268	28,555
Dave & Buster’s Entertainment Inc.	108	6,431
Denny’s Corp.(a)	144	2,498
Dick’s Sporting Goods Inc.	208	7,357
Dillard’s Inc., Class A	36	2,535
Dine Brands Global Inc.	44	3,566
Dollar General Corp.	704	78,412
Dollar Tree Inc.(a)	704	59,347
Domino’s Pizza Inc.	104	27,954
DSW Inc., Class A	192	5,098
Dunkin’ Brands Group Inc.	100	7,256
Express Inc.(a)	240	2,114
FirstCash Inc.	76	6,110
Five Below Inc.(a)	156	17,756
Floor & Decor Holdings Inc., Class A(a)	72	1,842
Foot Locker Inc.	256	12,068
GameStop Corp., Class A	212	3,095
Gap Inc. (The)	836	22,823
Genesco Inc.(a)	56	2,396

5

Schedule of Investments (unaudited) (continued) October 31, 2018	iShares® Evolved U.S. Discretionary Spending ETF (Percentages shown are based on Net Assets)

Security	Shares	Value
Retail (continued)
Genuine Parts Co.	124	$12,142
Guess? Inc.	140	2,974
Home Depot Inc. (The)	2,485	437,062
Jack in the Box Inc.	64	5,052
JC Penney Co. Inc.(a)(b)	548	806
Kohl’s Corp.	488	36,956
L Brands Inc.	702	22,759
La-Z-Boy Inc.	72	2,002
Lithia Motors Inc., Class A	28	2,494
Lowe’s Companies Inc.	1,580	150,448
Lululemon Athletica Inc.(a)	299	42,078
Macy’s Inc.	807	27,672
McDonald’s Corp.	1,277	225,901
Michaels Companies Inc. (The)(a)	336	5,326
MSC Industrial Direct Co. Inc., Class A	40	3,242
National Vision Holdings Inc.(a)	100	4,143
Nordstrom Inc.	313	20,586
Office Depot Inc.	956	2,447
Ollie’s Bargain Outlet Holdings Inc.(a)	124	11,520
O’Reilly Automotive Inc.(a)	200	64,150
Papa John’s International Inc.	60	3,272
PriceSmart Inc.	56	3,928
RH(a)	56	6,480
Rite Aid Corp.(a)	1,812	2,174
Ross Stores Inc.	1,100	108,900
Sally Beauty Holdings Inc.(a)(b)	324	5,770
Signet Jewelers Ltd.	143	8,015
Sonic Corp.	68	2,943
Starbucks Corp.	1,880	109,548
Target Corp.	1,496	125,111
Texas Roadhouse Inc.	144	8,706
Tiffany & Co.	256	28,493
TJX Companies Inc. (The)	1,708	187,675
Tractor Supply Co.	332	30,507
Ulta Salon Cosmetics & Fragrance Inc.(a)	160	43,923
Urban Outfitters Inc.(a)	200	7,892
Walgreens Boots Alliance Inc.	1,234	98,436
Walmart Inc.	3,564	357,398
Wendy’s Co. (The)	340	5,862
Williams-Sonoma Inc.	228	13,539
Wingstop Inc.	48	3,006

Security	Shares	Value
Retail (continued)
Yum China Holdings Inc.	764	$27,565
Yum! Brands Inc.	697	63,016

		3,140,267
Software — 0.1%
CDK Global Inc.	84	4,808

Textiles — 0.0%
UniFirst Corp./MA	16	2,389

Toys, Games & Hobbies — 0.2%
Hasbro Inc.	96	8,804
Mattel Inc.(a)	312	4,237

		13,041
Transportation — 0.7%
FedEx Corp.	168	37,017

Total Common Stocks — 99.6% (Cost: $4,957,141)		5,300,642

Short-Term Investments

Money Market Funds — 0.7%
BlackRock Cash Funds: Institutional, SL Agency Shares,
2.36%(c)(d)(e)	19,088	19,091
BlackRock Cash Funds: Treasury, SL Agency Shares,
2.11%(c)(d)	19,761	19,761

		38,852

Total Short-Term Investments — 0.7% (Cost: $38,852)		38,852

Total Investments in Securities — 100.3% (Cost: $4,995,993)		5,339,494
Other Assets, Less Liabilities — (0.3)%		(16,209)

Net Assets — 100.0%		$5,323,285

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the three months ended October 31, 2018, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 07/31/18	Net Activity	Shares Held at 10/31/18	Value at 10/31/18	Income		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	29,994	(10,906)	19,088	$19,091	$94	(a)	$—	$(3)
BlackRock Cash Funds: Treasury, SL Agency Shares	28,996	(9,235)	19,761	19,761	146		—	—

				$38,852	$240		$—	$(3)

(a)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

6

Schedule of Investments (unaudited) (continued) October 31, 2018	iShares® Evolved U.S. Discretionary Spending ETF

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of October 31, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$5,300,642	$—	$—	$5,300,642
Money Market Funds	38,852	—	—	38,852

	$5,339,494	$ —	$ —	$5,339,494

Portfolio Abbreviations - Equity

NVS — Non-Voting Shares

7

Schedule of Investments (unaudited) October 31, 2018	iShares® Evolved U.S. Financials ETF (Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks

Banks — 48.3%
Ameris Bancorp	64	$2,745
Associated Banc-Corp.	347	8,044
BancFirst Corp.	46	2,640
Bank of America Corp.	7,496	206,140
Bank of Hawaii Corp.	94	7,373
Bank of New York Mellon Corp. (The)	1,379	65,268
Bank OZK	234	6,402
BankUnited Inc.	216	7,150
Banner Corp.	52	3,007
BB&T Corp.	1,462	71,872
BOK Financial Corp.	53	4,544
Boston Private Financial Holdings Inc.	128	1,728
Bryn Mawr Bank Corp.	63	2,516
Capital One Financial Corp.	743	66,350
Cathay General Bancorp	180	6,781
CenterState Bank Corp.	173	4,252
Chemical Financial Corp.	147	6,888
CIT Group Inc.	105	4,975
Citigroup Inc.	2,476	162,079
Citizens Financial Group Inc.	874	32,644
City Holding Co.	40	2,951
Columbia Banking System Inc.	153	5,675
Comerica Inc.	314	25,610
Commerce Bancshares Inc.	191	12,148
Community Bank System Inc.	114	6,656
ConnectOne Bancorp. Inc.	76	1,576
Cullen/Frost Bankers Inc.	118	11,555
CVB Financial Corp.	244	5,331
Eagle Bancorp. Inc.(a)	67	3,294
East West Bancorp. Inc.	288	15,103
Enterprise Financial Services Corp.	58	2,520
FCB Financial Holdings Inc., Class A(a)	84	3,287
Fifth Third Bancorp	1,316	35,519
First BanCorp./Puerto Rico(a)	384	3,544
First Bancorp./Southern Pines NC	71	2,619
First Busey Corp.	112	3,127
First Citizens BancShares Inc./NC, Class A	15	6,399
First Commonwealth Financial Corp.	268	3,618
First Financial Bancorp	210	5,496
First Financial Bankshares Inc.	142	8,377
First Hawaiian Inc.	121	2,998
First Horizon National Corp.	652	10,523
First Interstate BancSystem Inc., Class A	83	3,441
First Midwest Bancorp. Inc.	230	5,281
FNB Corp.	695	8,222
Fulton Financial Corp.	382	6,116
Glacier Bancorp. Inc.	173	7,335
Goldman Sachs Group Inc. (The)	557	125,531
Great Western Bancorp. Inc.	127	4,655
Hancock Whitney Corp.	169	7,091
Hanmi Financial Corp.	79	1,657
Heartland Financial USA Inc.	71	3,773
Heritage Financial Corp./WA	75	2,454
Hilltop Holdings Inc.	160	3,184
Home BancShares Inc./AR	318	6,055
Hope Bancorp Inc.	282	4,083
Huntington Bancshares Inc./OH	1,901	27,241
IBERIABANK Corp.	112	8,343

Security	Shares	Value
Banks (continued)
Independent Bank Corp./Rockland MA	58	$4,550
Independent Bank Group Inc.	43	2,490
International Bancshares Corp.	134	5,186
JPMorgan Chase & Co.	2,018	220,002
KeyCorp	2,018	36,647
Lakeland Bancorp. Inc.	132	2,174
Lakeland Financial Corp.	67	2,883
LegacyTexas Financial Group Inc.	91	3,506
M&T Bank Corp.	119	19,684
MB Financial Inc.	162	7,191
Meta Financial Group Inc.	57	1,439
Morgan Stanley	2,091	95,475
National Bank Holdings Corp., Class A	71	2,397
NBT Bancorp. Inc.	113	4,123
Northern Trust Corp.	407	38,287
Old National Bancorp./IN	329	5,873
PacWest Bancorp	229	9,302
Park National Corp.	33	3,016
Pinnacle Financial Partners Inc.	147	7,688
Popular Inc.	194	10,090
Prosperity Bancshares Inc.	143	9,299
Regions Financial Corp.	2,153	36,536
Renasant Corp.	114	3,976
S&T Bancorp. Inc.	84	3,369
Sandy Spring Bancorp. Inc.	78	2,773
Seacoast Banking Corp. of Florida(a)	99	2,605
ServisFirst Bancshares Inc.	94	3,382
Simmons First National Corp., Class A	177	4,740
South State Corp.	82	5,549
Southside Bancshares Inc.	85	2,693
State Bank Financial Corp.	96	2,455
State Street Corp.	643	44,206
SunTrust Banks Inc.	894	56,018
SVB Financial Group(a)	95	22,537
Synovus Financial Corp.	236	8,864
TCF Financial Corp.	260	5,429
Texas Capital Bancshares Inc.(a)	54	3,522
Tompkins Financial Corp.	38	2,779
U.S. Bancorp	2,793	145,990
UMB Financial Corp.	94	6,002
Umpqua Holdings Corp.	398	7,642
Union Bankshares Corp.	140	4,780
United Community Banks Inc./GA	128	3,183
Valley National Bancorp	594	5,928
Webster Financial Corp.	186	10,944
Wells Fargo & Co.	3,849	204,882
WesBanco Inc.	103	4,130
Westamerica Bancorp	61	3,551
Western Alliance Bancorp.(a)	152	7,333
Wintrust Financial Corp.	116	8,832
Zions Bancorp. N.A	385	18,114

		2,209,832
Commercial Services — 4.6%
Automatic Data Processing Inc.	246	35,444
CoreLogic Inc./U.S.(a)	64	2,600
Equifax Inc.	78	7,912
Euronet Worldwide Inc.(a)	25	2,779
FleetCor Technologies Inc.(a)	42	8,401
Global Payments Inc.	100	11,423
Green Dot Corp., Class A(a)	57	4,317

8

Schedule of Investments (unaudited) (continued) October 31, 2018	iShares® Evolved U.S. Financials ETF (Percentages shown are based on Net Assets)

Security	Shares	Value
Commercial Services (continued)
HealthEquity Inc.(a)	37	$3,397
Insperity Inc.	29	3,186
MarketAxess Holdings Inc.	33	6,919
Moody’s Corp.	161	23,422
PayPal Holdings Inc.(a)	41	3,452
S&P Global Inc.	175	31,906
Service Corp. International/U.S	111	4,603
Total System Services Inc.	164	14,949
Verisk Analytics Inc.(a)	127	15,220
Western Union Co. (The)	326	5,881
WEX Inc.(a)	37	6,510
Worldpay Inc., Class A(a)	197	18,092
		210,413
Diversified Financial Services — 15.0%
Affiliated Managers Group Inc.	61	6,933
Alliance Data Systems Corp.	33	6,804
Ally Financial Inc.	740	18,803
American Express Co.	925	95,025
Ameriprise Financial Inc.	210	26,720
Artisan Partners Asset Management Inc., Class A	70	1,919
BGC Partners Inc., Class A	217	2,298
Cboe Global Markets Inc.	101	11,398
Charles Schwab Corp. (The)	1,794	82,955
CME Group Inc.	236	43,245
Credit Acceptance Corp.(a)	20	8,488
Discover Financial Services	480	33,442
E*TRADE Financial Corp.	435	21,498
Eaton Vance Corp., NVS	167	7,523
Evercore Inc., Class A	38	3,104
Franklin Resources Inc.	455	13,877
Interactive Brokers Group Inc., Class A	71	3,508
Intercontinental Exchange Inc.	498	38,366
Jefferies Financial Group Inc.	355	7,622
Legg Mason Inc.	140	3,951
LendingTree Inc.(a)(b)	5	1,008
LPL Financial Holdings Inc.	116	7,146
Mastercard Inc., Class A	408	80,649
Moelis & Co., Class A	41	1,655
Nasdaq Inc.	105	9,105
Navient Corp.	271	3,138
OneMain Holdings Inc.(a)	116	3,308
Raymond James Financial Inc.	231	17,715
Santander Consumer USA Holdings Inc.	147	2,756
SEI Investments Co.	153	8,178
SLM Corp.(a)	711	7,210
Stifel Financial Corp.	123	5,624
Synchrony Financial	829	23,942
T Rowe Price Group Inc.	323	31,328
TD Ameritrade Holding Corp.	303	15,671
Visa Inc., Class A	210	28,948
Waddell & Reed Financial Inc., Class A	137	2,613

		687,473
Electric — 0.1%
Hawaiian Electric Industries Inc.	139	5,185

Forest Products & Paper — 0.1%
International Paper Co.	102	4,627

Health Care - Services — 3.7%
Aetna Inc.	186	36,902

Security	Shares	Value
Health Care - Services (continued)
Anthem Inc.	138	$38,029
Cigna Corp.	198	42,334
Molina Healthcare Inc.(a)	33	4,184
UnitedHealth Group Inc.	168	43,907
WellCare Health Plans Inc.(a)	8	2,208

		167,564
Insurance — 21.1%
Aflac Inc.	1,305	56,206
Allstate Corp. (The)	567	54,273
American Financial Group Inc./OH	139	13,904
American International Group Inc.	1,573	64,949
American National Insurance Co.	22	2,711
AmTrust Financial Services Inc.	201	2,882
Arthur J Gallagher & Co.	250	18,503
Assurant Inc.	74	7,194
Berkshire Hathaway Inc., Class B(a)	594	121,936
Brighthouse Financial Inc.(a)	154	6,103
Brown & Brown Inc.	331	9,328
Cincinnati Financial Corp.	297	23,356
CNA Financial Corp.	66	2,862
Employers Holdings Inc.	56	2,574
Erie Indemnity Co., Class A, NVS	33	4,280
Fidelity National Financial Inc.	344	11,507
Genworth Financial Inc., Class A(a)	837	3,582
Hanover Insurance Group Inc. (The)	81	9,022
Hartford Financial Services Group Inc. (The)	674	30,613
Horace Mann Educators Corp.	85	3,339
Kemper Corp.	83	6,241
Lincoln National Corp.	393	23,655
Loews Corp.	240	11,174
Markel Corp.(a)	19	20,772
Marsh & McLennan Companies Inc.	664	56,274
Mercury General Corp.	60	3,559
MetLife Inc.	1,389	57,213
MGIC Investment Corp.(a)	653	7,973
National General Holdings Corp.	118	3,287
NMI Holdings Inc., Class A(a)	119	2,516
Principal Financial Group Inc.	530	24,947
ProAssurance Corp.	105	4,612
Progressive Corp. (The)	999	69,630
Prudential Financial Inc.	778	72,961
Radian Group Inc.	374	7,177
RLI Corp.	90	6,654
Safety Insurance Group Inc.	33	2,748
Selective Insurance Group Inc.	112	7,263
Torchmark Corp.	220	18,625
Travelers Companies Inc. (The)	487	60,938
Universal Insurance Holdings Inc.	64	2,687
Unum Group	424	15,374
Voya Financial Inc.	307	13,434
WR Berkley Corp.	189	14,345

		963,183
Leisure Time — 0.1%
Harley-Davidson Inc.	81	3,096

Machinery — 0.7%
Caterpillar Inc.	265	32,150

Manufacturing — 1.4%
General Electric Co.	6,180	62,418

9

Schedule of Investments (unaudited) (continued) October 31, 2018	iShares® Evolved U.S. Financials ETF (Percentages shown are based on Net Assets)

Security	Shares	Value
Media — 0.1%
FactSet Research Systems Inc.	16	$3,580

Real Estate — 0.0%
Realogy Holdings Corp.	87	1,659

Real Estate Investment Trusts — 0.8%
AGNC Investment Corp.	213	3,800
Annaly Capital Management Inc.	930	9,179
Colony Capital Inc.	415	2,436
MFA Financial Inc.	382	2,647
New Residential Investment Corp.	268	4,792
Two Harbors Investment Corp.	150	2,204
Weyerhaeuser Co.	492	13,102

		38,160
Retail — 0.1%
FirstCash Inc.	30	2,412

Savings & Loans — 1.5%
Axos Financial Inc.(a)	95	2,884
Beneficial Bancorp. Inc.	159	2,485
Berkshire Hills Bancorp. Inc.	75	2,503
Brookline Bancorp. Inc.	175	2,712
Capitol Federal Financial Inc.	292	3,624
Investors Bancorp. Inc.	501	5,601
Meridian Bancorp. Inc.	113	1,790
New York Community Bancorp. Inc.	937	8,976
Northwest Bancshares Inc.	224	3,615
OceanFirst Financial Corp.	97	2,456
Pacific Premier Bancorp. Inc.(a)	95	2,777
People’s United Financial Inc.	759	11,886
Provident Financial Services Inc.	140	3,416
Sterling Bancorp./DE	450	8,091
Washington Federal Inc.	174	4,900
WSFS Financial Corp.	71	3,020

		70,736

Security	Shares	Value
Software — 1.6%
Black Knight Inc.(a)	48	$2,341
Broadridge Financial Solutions Inc.	90	10,525
Fidelity National Information Services Inc.	285	29,668
First Data Corp., Class A(a)	285	5,341
Fiserv Inc.(a)	191	15,146
MSCI Inc.	47	7,068
SS&C Technologies Holdings Inc.	91	4,656

		74,745

Total Common Stocks — 99.2% (Cost: $4,890,697)		4,537,233

Short-Term Investments

Money Market Funds — 0.8%
BlackRock Cash Funds: Institutional, SL Agency Shares,
2.36%(c)(d)(e)	991	991
BlackRock Cash Funds: Treasury, SL Agency Shares,
2.11%(c)(d)	33,430	33,430

		34,421

Total Short-Term Investments — 0.8% (Cost: $34,421)		34,421

Total Investments in Securities — 100.0% (Cost: $4,925,118)		4,571,654
Other Assets, Less Liabilities — 0.0%		1,727

Net Assets — 100.0%		$4,573,381

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the three months ended October 31, 2018, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 07/31/18	Net Activity	Shares Held at 10/31/18	Value at 10/31/18	Income		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	—	991	991	$991	$2	(a)	$—	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	39,373	(5,943)	33,430	33,430	228		—	—

				$34,421	$230		$—	$—

(a)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

10

Schedule of Investments (unaudited) (continued) October 31, 2018	iShares® Evolved U.S. Financials ETF

Fair Value Measurements (continued)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of October 31, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$4,537,233	$—	$—	$4,537,233
Money Market Funds	34,421	—	—	34,421

	$4,571,654	$ —	$ —	$4,571,654

Portfolio Abbreviations - Equity

NVS — Non-Voting Shares

11

Schedule of Investments (unaudited) October 31, 2018	iShares® Evolved U.S. Healthcare Staples ETF (Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks

Aerospace & Defense — 0.9%
Boeing Co. (The)	20	$7,097
Lockheed Martin Corp.	40	11,754
Northrop Grumman Corp.	76	19,908
Raytheon Co.	52	9,102

		47,861
Biotechnology — 3.2%
Bio-Rad Laboratories Inc., Class A(a)	48	13,097
Exact Sciences Corp.(a)	352	25,009
Illumina Inc.(a)	408	126,949
Myriad Genetics Inc.(a)	192	8,646
NeoGenomics Inc.(a)	240	4,426

		178,127
Commercial Services — 1.2%
2U Inc.(a)(b)	56	3,523
Adtalem Global Education Inc.(a)	116	5,873
AMN Healthcare Services Inc.(a)	132	6,682
ASGN Inc.(a)	32	2,147
Bright Horizons Family Solutions Inc.(a)	64	7,354
Career Education Corp.(a)	116	1,668
Graham Holdings Co., Class B	8	4,649
Grand Canyon Education Inc.(a)	76	9,477
Healthcare Services Group Inc.	176	7,144
HealthEquity Inc.(a)	56	5,141
HMS Holdings Corp.(a)	260	7,493
Insperity Inc.	40	4,394
Strategic Education Inc.	20	2,516

		68,061
Computers — 0.4%
Conduent Inc.(a)	240	4,584
Leidos Holdings Inc.	136	8,810
MAXIMUS Inc.	140	9,096

		22,490
Diversified Financial Services — 0.0%
WageWorks Inc.(a)	52	2,070

Electrical Components & Equipment — 0.1%
Novanta Inc.(a)	44	2,561

Electronics — 1.3%
Agilent Technologies Inc.	537	34,792
OSI Systems Inc.(a)	36	2,490
PerkinElmer Inc.	208	17,988
Waters Corp.(a)	96	18,210

		73,480
Engineering & Construction — 0.0%
AECOM(a)	84	2,448

Environmental Control — 0.1%
Stericycle Inc.(a)	96	4,797

Health Care - Products — 38.3%
Abbott Laboratories	4,256	293,409
ABIOMED Inc.(a)	124	42,309
Accelerate Diagnostics Inc.(a)	96	1,434
Align Technology Inc.(a)	108	23,890
AngioDynamics Inc.(a)	96	1,961
AtriCure Inc.(a)	96	3,054
Atrion Corp.	4	2,729

Security	Shares	Value
Health Care - Products (continued)
Avanos Medical Inc.(a)	80	$4,528
AxoGen Inc.(a)	44	1,641
Baxter International Inc.	752	47,008
Becton Dickinson and Co.	688	158,584
Bio-Techne Corp.	56	9,392
BioTelemetry Inc.(a)	92	5,345
Boston Scientific Corp.(a)	3,816	137,910
Bruker Corp.	152	4,762
Cantel Medical Corp.	48	3,799
Cardiovascular Systems Inc.(a)	84	2,356
Cooper Companies Inc. (The)	140	36,163
Cutera Inc.(a)	28	568
Danaher Corp.	1,325	131,705
DENTSPLY SIRONA Inc.	372	12,882
Edwards Lifesciences Corp.(a)	656	96,826
Genomic Health Inc.(a)	48	3,442
Globus Medical Inc., Class A(a)	168	8,879
Haemonetics Corp.(a)	96	10,029
Henry Schein Inc.(a)	400	33,200
Hill-Rom Holdings Inc.	160	13,453
Hologic Inc.(a)	656	25,577
ICU Medical Inc.(a)	40	10,189
IDEXX Laboratories Inc.(a)	164	34,788
Inogen Inc.(a)	52	9,858
Insulet Corp.(a)	132	11,644
Integer Holdings Corp.(a)	60	4,468
Integra LifeSciences Holdings Corp.(a)	168	9,000
Intersect ENT Inc.(a)	44	1,235
Intuitive Surgical Inc.(a)	380	198,048
iRhythm Technologies Inc.(a)	56	4,327
K2M Group Holdings Inc.(a)	104	2,848
LeMaitre Vascular Inc.	44	1,175
Luminex Corp.	92	2,647
Masimo Corp.(a)	148	17,109
Medtronic PLC	2,269	203,802
Merit Medical Systems Inc.(a)	136	7,768
Natus Medical Inc.(a)	84	2,510
Nevro Corp.(a)	64	3,121
NuVasive Inc.(a)	144	8,088
NxStage Medical Inc.(a)	172	4,881
OPKO Health Inc.(a)	628	2,123
OraSure Technologies Inc.(a)	156	2,168
Patterson Companies Inc.	200	4,516
Penumbra Inc.(a)	84	11,424
Quidel Corp.(a)	80	5,149
ResMed Inc.	408	43,215
Stryker Corp.	892	144,700
Teleflex Inc.	116	27,926
Thermo Fisher Scientific Inc.	676	157,947
Varex Imaging Corp.(a)	68	1,765
Varian Medical Systems Inc.(a)	184	21,964
Zimmer Biomet Holdings Inc.	524	59,521

		2,136,759
Health Care - Services — 38.5%
Acadia Healthcare Co. Inc.(a)	256	10,624
Aetna Inc.	980	194,432
Amedisys Inc.(a)	120	13,200
Anthem Inc.	788	217,149
Brookdale Senior Living Inc.(a)	476	4,251
Centene Corp.(a)	588	76,628

12

Schedule of Investments (unaudited) (continued) October 31, 2018	iShares® Evolved U.S. Healthcare Staples ETF (Percentages shown are based on Net Assets)

Security	Shares	Value
Health Care - Services (continued)
Charles River Laboratories International Inc.(a)	36	$4,386
Chemed Corp.	40	12,173
Cigna Corp.	518	110,754
Community Health Systems Inc.(a)	388	1,226
DaVita Inc.(a)	529	35,623
Encompass Health Corp.	388	26,112
Ensign Group Inc. (The)	184	6,815
HCA Healthcare Inc.	1,068	142,610
Humana Inc.	500	160,205
IQVIA Holdings Inc.(a)	240	29,503
Laboratory Corp. of America Holdings(a)	328	52,660
LHC Group Inc.(a)	115	10,514
LifePoint Health Inc.(a)	148	9,599
Magellan Health Inc.(a)	76	4,945
MEDNAX Inc.(a)	372	15,360
Molina Healthcare Inc.(a)	84	10,649
National HealthCare Corp.	32	2,545
Providence Service Corp. (The)(a)	40	2,644
Quest Diagnostics Inc.	452	42,538
Select Medical Holdings Corp.(a)	448	7,428
Syneos Health Inc.(a)	48	2,190
Teladoc Health Inc.(a)	128	8,876
Tenet Healthcare Corp.(a)	356	9,160
Tivity Health Inc.(a)	148	5,093
U.S. Physical Therapy Inc.	48	5,161
UnitedHealth Group Inc.	3,170	828,479
Universal Health Services Inc., Class B	320	38,899
WellCare Health Plans Inc.(a)	152	41,950

		2,144,381
Internet — 0.0%
HealthStream Inc.	68	1,789

Pharmaceuticals — 9.1%
Akorn Inc.(a)	100	667
Allergan PLC	12	1,896
AmerisourceBergen Corp.	412	36,256
Cardinal Health Inc.	840	42,504
CVS Health Corp.	2,707	195,960
DexCom Inc.(a)	180	23,899
Diplomat Pharmacy Inc.(a)	184	3,650
Express Scripts Holding Co.(a)	1,355	131,394
McKesson Corp.	454	56,641
Owens & Minor Inc.	136	1,074
PRA Health Sciences Inc.(a)	56	5,425
Premier Inc., Class A(a)	188	8,460

		507,826
Real Estate Investment Trusts — 2.8%
CoreCivic Inc.	184	4,133
GEO Group Inc. (The)	208	4,599

Security	Shares	Value
Real Estate Investment Trusts (continued)
HCP Inc.	632	$17,411
LTC Properties Inc.	60	2,566
Medical Properties Trust Inc.	924	13,731
National Health Investors Inc.	80	5,877
Omega Healthcare Investors Inc.	268	8,938
Physicians Realty Trust	328	5,438
Sabra Health Care REIT Inc.	320	6,928
Ventas Inc.	568	32,967
Welltower Inc.	800	52,856

		155,444
Retail — 1.8%
Rite Aid Corp.(a)	2,212	2,654
Walgreens Boots Alliance Inc.	1,250	99,713

		102,367
Software — 1.5%
Allscripts Healthcare Solutions Inc.(a)	536	6,384
athenahealth Inc.(a)	76	9,693
Cerner Corp.(a)	902	51,667
Evolent Health Inc., Class A(a)	196	4,351
Omnicell Inc.(a)	84	5,939
Tabula Rasa HealthCare Inc.(a)	40	2,955

		80,989

Total Common Stocks — 99.2% (Cost: $4,956,245)		5,531,450

Short-Term Investments

Money Market Funds — 0.8%
BlackRock Cash Funds: Institutional, SL Agency Shares,
2.36%(c)(d)(e)	3,445	3,445
BlackRock Cash Funds: Treasury, SL Agency Shares,
2.11%(c)(d)	43,828	43,828

		47,273

Total Short-Term Investments — 0.8% (Cost: $47,273)		47,273

Total Investments in Securities — 100.0% (Cost: $5,003,518)		5,578,723
Other Assets, Less Liabilities — (0.0)%		(777)

Net Assets — 100.0%		$5,577,946

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

13

Schedule of Investments (unaudited) (continued) October 31, 2018	iShares® Evolved U.S. Healthcare Staples ETF

Affiliates

Investments in issuers considered to be affiliates of the Fund during the three months ended October 31, 2018, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 07/31/18	Net Activity	Shares Held at 10/31/18	Value at 10/31/18	Income		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	4,308	(863)	3,445	$3,445	$6	(a)	$1	$(1)
BlackRock Cash Funds: Treasury, SL Agency Shares	46,420	(2,592)	43,828	43,828	242		—	—

				$47,273	$248		$1	$(1)

(a)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of October 31, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$5,531,450	$—	$—	$5,531,450
Money Market Funds	47,273	—	—	47,273

	$5,578,723	$ —	$ —	$5,578,723

14

Schedule of Investments (unaudited) October 31, 2018	iShares® Evolved U.S. Innovative Healthcare ETF (Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks

Biotechnology — 41.1%
Abeona Therapeutics Inc.(a)	136	$1,170
ACADIA Pharmaceuticals Inc.(a)	412	8,026
Acceleron Pharma Inc.(a)	188	9,545
Achillion Pharmaceuticals Inc.(a)	624	1,785
Acorda Therapeutics Inc.(a)	204	3,898
Aduro Biotech Inc.(a)	184	780
Agenus Inc.(a)	348	553
Alder Biopharmaceuticals Inc.(a)(b)	312	3,962
Alexion Pharmaceuticals Inc.(a)	917	102,768
Alnylam Pharmaceuticals Inc.(a)	496	39,893
AMAG Pharmaceuticals Inc.(a)(b)	128	2,752
Amgen Inc.	1,371	264,315
Amicus Therapeutics Inc.(a)	876	9,794
AnaptysBio Inc.(a)	68	5,081
ANI Pharmaceuticals Inc.(a)	28	1,359
Arena Pharmaceuticals Inc.(a)	256	9,129
ArQule Inc.(a)	498	1,927
Arrowhead Pharmaceuticals Inc.(a)	360	4,579
Assembly Biosciences Inc.(a)	88	2,013
Atara Biotherapeutics Inc.(a)	128	4,374
Audentes Therapeutics Inc.(a)	128	3,610
AVEO Pharmaceuticals Inc.(a)	536	1,313
BioCryst Pharmaceuticals Inc.(a)	428	3,133
Biogen Inc.(a)	752	228,811
BioMarin Pharmaceutical Inc.(a)	869	80,096
Bio-Rad Laboratories Inc., Class A(a)	8	2,183
Bluebird Bio Inc.(a)	284	32,575
Blueprint Medicines Corp.(a)	184	11,182
Cambrex Corp.(a)	48	2,558
Cara Therapeutics Inc.(a)	144	2,699
Celgene Corp.(a)	2,745	196,542
Celldex Therapeutics Inc.(a)	668	210
ChemoCentryx Inc.(a)	132	1,428
Cymabay Therapeutics Inc.(a)	319	3,365
CytomX Therapeutics Inc.(a)	156	2,225
Deciphera Pharmaceuticals Inc.(a)	84	1,696
Denali Therapeutics Inc.(a)	344	4,978
Dicerna Pharmaceuticals Inc.(a)	192	2,527
Dynavax Technologies Corp.(a)	256	2,532
Editas Medicine Inc.(a)	192	4,863
Emergent BioSolutions Inc.(a)	128	7,832
Epizyme Inc.(a)	240	1,932
Esperion Therapeutics Inc.(a)	124	5,633
Exact Sciences Corp.(a)	184	13,073
Exelixis Inc.(a)	1,288	17,865
Fate Therapeutics Inc.(a)	220	2,741
FibroGen Inc.(a)	312	13,375
Five Prime Therapeutics Inc.(a)	180	2,185
Geron Corp.(a)	492	753
Gilead Sciences Inc.	3,230	220,221
GlycoMimetics Inc.(a)	185	2,327
Halozyme Therapeutics Inc.(a)	480	7,454
ImmunoGen Inc.(a)	758	4,116
Immunomedics Inc.(a)	804	18,114
Incyte Corp.(a)	356	23,076
Innoviva Inc.(a)	236	3,295
Insmed Inc.(a)(b)	360	5,256
Intellia Therapeutics Inc.(a)	136	2,309

Security	Shares	Value
Biotechnology (continued)
Intercept Pharmaceuticals Inc.(a)(b)	88	$8,449
Intrexon Corp.(a)	176	2,035
Ionis Pharmaceuticals Inc.(a)(b)	580	28,739
Iovance Biotherapeutics Inc.(a)	396	3,596
Karyopharm Therapeutics Inc.(a)	224	2,361
Lexicon Pharmaceuticals Inc.(a)	212	1,660
Ligand Pharmaceuticals Inc.(a)	96	15,822
Loxo Oncology Inc.(a)	137	20,914
MacroGenics Inc.(a)	160	2,634
Medicines Co. (The)(a)	312	7,257
Myriad Genetics Inc.(a)	140	6,304
Novavax Inc.(a)	1,288	2,267
Omeros Corp.(a)	188	2,871
Pieris Pharmaceuticals Inc.(a)	256	1,055
PTC Therapeutics Inc.(a)	202	7,781
Puma Biotechnology Inc.(a)	156	5,780
Radius Health Inc.(a)	200	3,166
Regeneron Pharmaceuticals Inc.(a)	379	128,572
REGENXBIO Inc.(a)	136	9,067
Retrophin Inc.(a)	188	4,824
Rigel Pharmaceuticals Inc.(a)	716	2,055
Sage Therapeutics Inc.(a)	247	31,784
Sangamo Therapeutics Inc.(a)(b)	396	5,017
Seattle Genetics Inc.(a)	516	28,963
Solid Biosciences Inc.(a)	65	2,080
Spark Therapeutics Inc.(a)	152	6,838
Spectrum Pharmaceuticals Inc.(a)	468	5,569
Stemline Therapeutics Inc.(a)	148	2,217
Ultragenyx Pharmaceutical Inc.(a)	224	10,853
United Therapeutics Corp.(a)	188	20,842
Verastem Inc.(a)	403	2,043
Vertex Pharmaceuticals Inc.(a)	1,266	214,536
Viking Therapeutics Inc.(a)	258	3,509
ZIOPHARM Oncology Inc.(a)(b)	608	1,204

		2,020,450
Electrical Components & Equipment — 0.1%
Universal Display Corp.	56	6,889

Health Care - Products — 7.1%
Abbott Laboratories	1,984	136,777
ABIOMED Inc.(a)	60	20,472
AxoGen Inc.(a)	56	2,088
Baxter International Inc.	604	37,756
Bio-Techne Corp.	44	7,380
Cooper Companies Inc. (The)	68	17,565
Glaukos Corp.(a)	104	6,026
Globus Medical Inc., Class A(a)	84	4,439
Haemonetics Corp.(a)	52	5,432
Hologic Inc.(a)	144	5,614
ICU Medical Inc.(a)	20	5,095
IDEXX Laboratories Inc.(a)	92	19,515
Insulet Corp.(a)	84	7,410
Integra LifeSciences Holdings Corp.(a)	68	3,643
Intersect ENT Inc.(a)	72	2,020
Intuitive Surgical Inc.(a)	45	23,453
Lantheus Holdings Inc.(a)	112	1,565
Merit Medical Systems Inc.(a)	52	2,970
Nevro Corp.(a)	56	2,731
NxStage Medical Inc.(a)	68	1,930
OPKO Health Inc.(a)	916	3,096

15

Schedule of Investments (unaudited) (continued) October 31, 2018	iShares® Evolved U.S. Innovative Healthcare ETF (Percentages shown are based on Net Assets)

Security	Shares	Value
Health Care - Products (continued)
Penumbra Inc.(a)	52	$7,072
Quidel Corp.(a)	40	2,574
Repligen Corp.(a)	88	4,771
ResMed Inc.	180	19,066

		350,460
Health Care - Services — 1.0%
Catalent Inc.(a)	208	8,391
Charles River Laboratories International Inc.(a)	72	8,771
IQVIA Holdings Inc.(a)	208	25,569
Syneos Health Inc.(a)	112	5,111

		47,842
Pharmaceuticals — 49.7%
AbbVie Inc.	2,671	207,937
Achaogen Inc.(a)	152	585
Aclaris Therapeutics Inc.(a)	136	1,617
Adamas Pharmaceuticals Inc.(a)	92	1,523
Aerie Pharmaceuticals Inc.(a)	180	9,572
Agios Pharmaceuticals Inc.(a)	228	14,378
Aimmune Therapeutics Inc.(a)	192	5,103
Akcea Therapeutics Inc.(a)	52	1,161
Akebia Therapeutics Inc.(a)	200	1,498
Akorn Inc.(a)(b)	208	1,387
AmerisourceBergen Corp.	56	4,928
Amneal Pharmaceuticals Inc.(a)	1,293	23,856
Amphastar Pharmaceuticals Inc.(a)	132	2,369
Anika Therapeutics Inc.(a)	40	1,430
Apellis Pharmaceuticals Inc.(a)	135	1,889
Array BioPharma Inc.(a)	944	15,293
Athenex Inc.(a)	140	1,690
Bausch Health Companies Inc.(a)(b)	888	20,318
Bristol-Myers Squibb Co.	3,832	193,669
Clovis Oncology Inc.(a)	232	2,698
Coherus Biosciences Inc.(a)	196	2,291
Collegium Pharmaceutical Inc.(a)	108	1,733
Concert Pharmaceuticals Inc.(a)	96	1,432
Corbus Pharmaceuticals Holdings Inc.(a)	224	1,492
Corcept Therapeutics Inc.(a)	440	5,170
Cytokinetics Inc.(a)	216	1,445
Dermira Inc.(a)	276	3,464
DexCom Inc.(a)	148	19,650
Dova Pharmaceuticals Inc.(a)	64	1,188
Eagle Pharmaceuticals Inc./DE(a)	56	2,757
Eli Lilly & Co.	2,782	301,680
Enanta Pharmaceuticals Inc.(a)	68	5,247
Flexion Therapeutics Inc.(a)	156	2,112
G1 Therapeutics Inc.(a)	88	3,521
Global Blood Therapeutics Inc.(a)	220	7,720
Heron Therapeutics Inc.(a)	328	9,105
Intra-Cellular Therapies Inc.(a)	208	3,532
Ironwood Pharmaceuticals Inc.(a)	600	7,860
Johnson & Johnson	3,740	523,563
Jounce Therapeutics Inc.(a)	72	291
Keryx Biopharmaceuticals Inc.(a)	492	1,368
Kura Oncology Inc.(a)	148	1,609
La Jolla Pharmaceutical Co.(a)	92	1,500
Lannett Co. Inc.(a)	116	425
Madrigal Pharmaceuticals Inc.(a)	16	3,054
MediciNova Inc.(a)	164	1,601

Security	Shares	Value
Pharmaceuticals (continued)
Merck & Co. Inc.	4,656	$342,728
Mirati Therapeutics Inc.(a)	155	5,792
Momenta Pharmaceuticals Inc.(a)	324	4,053
MyoKardia Inc.(a)	140	7,412
Nektar Therapeutics(a)	799	30,905
Neurocrine Biosciences Inc.(a)	468	50,146
Pacira Pharmaceuticals Inc./DE(a)	152	7,431
Paratek Pharmaceuticals Inc.(a)(b)	124	924
Pfizer Inc.	8,828	380,134
Portola Pharmaceuticals Inc.(a)(b)	356	7,010
PRA Health Sciences Inc.(a)	84	8,137
Prestige Consumer Healthcare Inc.(a)	64	2,314
Progenics Pharmaceuticals Inc.(a)	308	1,543
Reata Pharmaceuticals Inc., Class A(a)	72	4,243
Revance Therapeutics Inc.(a)	144	3,135
Rhythm Pharmaceuticals Inc.(a)	80	2,241
Rocket Pharmaceuticals Inc.(a)	105	1,663
Sarepta Therapeutics Inc.(a)	329	44,007
Sorrento Therapeutics Inc.(a)	276	880
Supernus Pharmaceuticals Inc.(a)	220	10,463
Synergy Pharmaceuticals Inc.(a)	1,136	473
TESARO Inc.(a)	184	5,314
TG Therapeutics Inc.(a)	236	1,074
TherapeuticsMD Inc.(a)	640	3,130
Vanda Pharmaceuticals Inc.(a)	224	4,249
Voyager Therapeutics Inc.(a)	128	1,737
Xencor Inc.(a)	240	7,853
Zoetis Inc.	816	73,562
Zogenix Inc.(a)	152	6,348

		2,446,612
Telecommunications — 0.1%
InterDigital Inc.	36	2,554

Total Common Stocks — 99.1% (Cost: $4,905,941)		4,874,807

Short-Term Investments

Money Market Funds — 2.5%
BlackRock Cash Funds: Institutional, SL Agency Shares,
2.36%(c)(d)(e)	84,481	84,497
BlackRock Cash Funds: Treasury, SL Agency Shares,
2.11%(c)(d)	41,224	41,224

		125,721

Total Short-Term Investments — 2.5% (Cost: $125,721)		125,721

Total Investments in Securities — 101.6% (Cost: $5,031,662)		5,000,528
Other Assets, Less Liabilities — (1.6)%		(80,506)

Net Assets — 100.0%		$4,920,022

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

16

Schedule of Investments (unaudited) (continued) October 31, 2018	iShares® Evolved U.S. Innovative Healthcare ETF

Affiliates

Investments in issuers considered to be affiliates of the Fund during the three months ended October 31, 2018, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 07/31/18	Net Activity	Shares Held at 10/31/18	Value at 10/31/18	Income		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	80,074	4,407	84,481	$84,497	$289	(a)	$2	$(8)
BlackRock Cash Funds: Treasury, SL Agency Shares	53,493	(12,269)	41,224	41,224	232		—	—

				$125,721	$521		$2	$(8)

(a)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of October 31, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$4,874,807	$—	$—	$4,874,807
Money Market Funds	125,721	—	—	125,721

	$5,000,528	$ —	$ —	$5,000,528

17

Schedule of Investments (unaudited) October 31, 2018	iShares® Evolved U.S. Media and Entertainment ETF (Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks

Commercial Services — 2.0%
Graham Holdings Co., Class B	48	$27,890
Nielsen Holdings PLC	2,713	70,484
Viad Corp.	64	3,065

		101,439
Entertainment — 6.9%
AMC Entertainment Holdings Inc., Class A	440	8,474
Cinemark Holdings Inc.	1,244	51,713
Dolby Laboratories Inc., Class A	564	38,809
IMAX Corp.(a)	768	14,869
Lions Gate Entertainment Corp., Class A	1,276	24,448
Lions Gate Entertainment Corp., Class B, NVS	2,424	43,123
Live Nation Entertainment Inc.(a)	1,008	52,718
Madison Square Garden Co. (The), Class A(a)	192	53,111
National CineMedia Inc.	964	8,628
Reading International Inc., Class A, NVS(a)	180	2,614
Scientific Games Corp./DE, Class A(a)	324	7,212
SeaWorld Entertainment Inc.(a)	476	12,433
Six Flags Entertainment Corp.	748	40,287
Speedway Motorsports Inc.	148	2,299

		360,738
Home Furnishings — 0.5%
Roku Inc.(a)	496	27,578

Internet — 7.1%
IAC/InterActiveCorp.(a)	500	98,295
Netflix Inc.(a)	721	217,583
New Media Investment Group Inc.	472	6,632
Pandora Media Inc.(a)(b)	2,064	17,544
Snap Inc., Class A, NVS(a)(b)	3,386	22,381
Twitter Inc.(a)	188	6,533

		368,968
Leisure Time — 0.1%
Liberty TripAdvisor Holdings Inc., Class A(a)	212	3,057

Lodging — 0.1%
Marcus Corp. (The)	120	4,682

Media — 67.6%
Altice USA Inc., Class A	3,057	49,860
AMC Networks Inc., Class A(a)(b)	864	50,613
Cable One Inc.	48	42,996
CBS Corp., Class B, NVS	4,894	280,670
Charter Communications Inc., Class A(a)	756	242,200
Comcast Corp., Class A	8,228	313,816
Discovery Inc., Class A(a)	2,752	89,137
Discovery Inc., Class C, NVS(a)	6,494	190,339
DISH Network Corp., Class A(a)	2,625	80,692
Entercom Communications Corp., Class A	2,648	17,186
Entravision Communications Corp., Class A	606	2,994
EW Scripps Co. (The), Class A, NVS	1,376	23,144
Gannett Co. Inc.	996	9,661
Gray Television Inc.(a)	1,888	32,681
Hemisphere Media Group Inc.(a)(b)	412	5,550
Houghton Mifflin Harcourt Co.(a)	516	3,457
John Wiley & Sons Inc., Class A	69	3,743
Liberty Broadband Corp., Class A(a)	288	23,844
Liberty Broadband Corp., Class C, NVS(a)	1,156	95,867
Liberty Global PLC, Class A(a)	1,072	27,475
Liberty Global PLC, Class C, NVS(a)	4,030	100,911

Security	Shares	Value
Media (continued)
Liberty Media Corp.-Liberty SiriusXM, Class A(a)	788	$32,497
Liberty Media Corp.-Liberty SiriusXM, Class C, NVS(a)	812	33,511
Meredith Corp.	760	39,186
MSG Networks Inc., Class A(a)	1,052	26,879
New York Times Co. (The), Class A(b)	1,620	42,768
News Corp., Class A, NVS	5,396	71,173
News Corp., Class B	1,728	23,052
Nexstar Media Group Inc., Class A	1,000	74,890
Saga Communications Inc., Class A	108	3,784
Scholastic Corp., NVS	216	9,370
Sinclair Broadcast Group Inc., Class A	1,720	49,261
Sirius XM Holdings Inc.	14,272	85,917
TEGNA Inc.	4,292	49,530
Tribune Media Co., Class A	1,252	47,588
Twenty-First Century Fox Inc., Class A, NVS	6,249	284,454
Twenty-First Century Fox Inc., Class B	6,282	283,821
Viacom Inc., Class A	220	7,781
Viacom Inc., Class B, NVS	7,664	245,095
Walt Disney Co. (The)	3,148	361,485
World Wrestling Entertainment Inc., Class A	883	64,097

		3,522,975
Real Estate Investment Trusts — 0.8%
Lamar Advertising Co., Class A(b)	460	33,727
Ryman Hospitality Properties Inc.	84	6,518

		40,245
Software — 10.0%
Activision Blizzard Inc.	3,448	238,085
Daily Journal Corp.(a)(b)	8	1,896
Electronic Arts Inc.(a)	1,816	165,220
Glu Mobile Inc.(a)	804	5,668
Take-Two Interactive Software Inc.(a)	672	86,601
TiVo Corp.	1,308	14,388
Zynga Inc., Class A(a)	3,060	11,138

		522,996
Telecommunications — 1.7%
AT&T Inc.	2,308	70,809
Harmonic Inc.(a)(b)	464	2,557
Liberty Latin America Ltd., Class C, NVS(a)	537	9,671
Shenandoah Telecommunications Co.	124	4,715

		87,752
Toys, Games & Hobbies — 2.9%
Hasbro Inc.	1,312	120,323
Mattel Inc.(a)	2,408	32,701

		153,024

Total Common Stocks — 99.7% (Cost: $4,992,844)		5,193,454

Short-Term Investments

Money Market Funds — 3.7%
BlackRock Cash Funds: Institutional, SL Agency Shares,
2.36%(c)(d)(e)	179,045	179,081

18

Schedule of Investments (unaudited) (continued) October 31, 2018	iShares® Evolved U.S. Media and Entertainment ETF (Percentages shown are based on Net Assets)

Security	Shares	Value
Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares,
2.11%(c)(d)	15,390	$15,390

		194,471

Total Short-Term Investments — 3.7% (Cost: $194,471)		194,471

Total Investments in Securities — 103.4% (Cost: $5,187,315)		5,387,925
Other Assets, Less Liabilities — (3.4)%		(177,424)

Net Assets — 100.0%		$5,210,501

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the three months ended October 31, 2018, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 07/31/18	Net Activity	Shares Held at 10/31/18	Value at 10/31/18	Income		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	381,922	(202,877)	179,045	$179,081	$261	(a)	$34	$(38)
BlackRock Cash Funds: Treasury, SL Agency Shares	178,979	(163,589)	15,390	15,390	551		—	—

				$194,471	$812		$34	$(38)

(a)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of October 31, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$5,193,454	$—	$—	$5,193,454
Money Market Funds	194,471	—	—	194,471

	$5,387,925	$ —	$ —	$5,387,925

Portfolio Abbreviations - Equity

NVS — Non-Voting Shares

19

Schedule of Investments (unaudited) October 31, 2018	iShares® Evolved U.S. Technology ETF (Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks

Advertising — 0.3%
Interpublic Group of Companies Inc. (The)	212	$4,910
Omnicom Group Inc.	116	8,621
Trade Desk Inc. (The), Class A(a)	20	2,471

		16,002
Aerospace & Defense — 0.2%
Northrop Grumman Corp.	16	4,191
Raytheon Co.	24	4,201

		8,392
Auto Parts & Equiptment — 0.0%
Lear Corp.	12	1,595

Banks — 0.3%
JPMorgan Chase & Co.	156	17,007

Biotechnology — 0.1%
Incyte Corp.(a)	40	2,593

Commercial Services — 4.6%
2U Inc.(a)	28	1,762
Automatic Data Processing Inc.	224	32,274
Booz Allen Hamilton Holding Corp.	60	2,972
CoreLogic Inc./U.S.(a)	36	1,462
CoStar Group Inc.(a)	16	5,783
Deluxe Corp.	28	1,322
Equifax Inc.	56	5,681
Euronet Worldwide Inc.(a)	20	2,224
FleetCor Technologies Inc.(a)	40	8,001
Gartner Inc.(a)	64	9,441
Global Payments Inc.	76	8,682
IHS Markit Ltd.(a)	77	4,045
Korn/Ferry International	32	1,444
ManpowerGroup Inc.	28	2,136
MarketAxess Holdings Inc.	16	3,355
Moody’s Corp.	52	7,565
Nielsen Holdings PLC	134	3,481
PayPal Holdings Inc.(a)	676	56,912
Robert Half International Inc.	44	2,663
S&P Global Inc.	96	17,503
Sabre Corp.	124	3,057
Square Inc., Class A(a)	164	12,046
Total System Services Inc.	68	6,198
TransUnion	96	6,312
Verisk Analytics Inc.(a)	60	7,190
Western Union Co. (The)	156	2,814
WEX Inc.(a)	16	2,815
Worldpay Inc., Class A(a)	152	13,960

		233,100
Computers — 17.6%
Accenture PLC, Class A	392	61,787
Apple Inc.	2,644	578,666
Cognizant Technology Solutions Corp., Class A	400	27,612
Conduent Inc.(a)	100	1,910
Dell Technologies Inc., Class V(a)	156	14,101
DXC Technology Co.	181	13,182
EPAM Systems Inc.(a)	32	3,823
Fortinet Inc.(a)	128	10,519
Hewlett Packard Enterprise Co.	1,272	19,398
HP Inc.	776	18,733
International Business Machines Corp.	832	96,038

Security	Shares	Value
Computers (continued)
Lumentum Holdings Inc.(a)	24	$1,312
NCR Corp.(a)	64	1,718
NetApp Inc.	240	18,837
NetScout Systems Inc.(a)	68	1,718
Nutanix Inc., Class A(a)(b)	88	3,653
Pure Storage Inc., Class A(a)	88	1,776
Qualys Inc.(a)	32	2,280
Seagate Technology PLC	144	5,793
Teradata Corp.(a)	96	3,494
Western Digital Corp.	192	8,269

		894,619
Distribution & Wholesale — 0.1%
Copart Inc.(a)	48	2,347
KAR Auction Services Inc.	36	2,050

		4,397
Diversified Financial Services — 6.1%
Alliance Data Systems Corp.	20	4,124
Cboe Global Markets Inc.	40	4,514
CME Group Inc.	120	21,989
Discover Financial Services	32	2,229
Ellie Mae Inc.(a)	28	1,856
Interactive Brokers Group Inc., Class A	24	1,186
Intercontinental Exchange Inc.	232	17,873
Mastercard Inc., Class A	512	101,207
Nasdaq Inc.	44	3,815
SEI Investments Co.	48	2,566
TD Ameritrade Holding Corp.	84	4,344
Visa Inc., Class A	1,052	145,018

		310,721
Electronics — 0.6%
Agilent Technologies Inc.	80	5,183
Arrow Electronics Inc.(a)	32	2,167
Avnet Inc.	60	2,404
Coherent Inc.(a)	8	985
Jabil Inc.	60	1,484
Keysight Technologies Inc.(a)	84	4,795
Mettler-Toledo International Inc.(a)	4	2,187
National Instruments Corp.	76	3,722
SYNNEX Corp.	16	1,242
Tech Data Corp.(a)	24	1,696
Trimble Inc.(a)	104	3,887

		29,752
Health Care - Products — 0.1%
Align Technology Inc.(a)	28	6,194

Health Care - Services — 0.1%
IQVIA Holdings Inc.(a)	44	5,409

Insurance — 0.2%
Aon PLC	16	2,499
Marsh & McLennan Companies Inc.	108	9,153

		11,652
Internet — 26.6%
Alphabet Inc., Class A(a)	225	245,381
Alphabet Inc., Class C, NVS(a)	230	247,657
Amazon.com Inc.(a)	241	385,120
Booking Holdings Inc.(a)	20	37,492
CDW Corp./DE	88	7,921
eBay Inc.(a)	680	19,740

20

Schedule of Investments (unaudited) (continued) October 31, 2018	iShares® Evolved U.S. Technology ETF (Percentages shown are based on Net Assets)

Security	Shares	Value
Internet (continued)
Etsy Inc.(a)	39	$1,658
Expedia Group Inc.	52	6,522
F5 Networks Inc.(a)	52	9,115
Facebook Inc., Class A(a)	1,687	256,070
FireEye Inc.(a)	124	2,293
GoDaddy Inc., Class A(a)	92	6,732
GrubHub Inc.(a)	36	3,339
IAC/InterActiveCorp.(a)	36	7,077
MercadoLibre Inc.	24	7,788
Netflix Inc.(a)	102	30,782
Okta Inc.(a)(b)	68	3,969
Palo Alto Networks Inc.(a)	80	14,643
Proofpoint Inc.(a)	44	4,002
RingCentral Inc., Class A(a)	44	3,420
Snap Inc., Class A, NVS(a)(b)	268	1,771
Stamps.com Inc.(a)	12	2,426
Symantec Corp.	396	7,187
TripAdvisor Inc.(a)	48	2,503
Twilio Inc., Class A(a)	52	3,911
Twitter Inc.(a)	496	17,236
VeriSign Inc.(a)	56	7,982
Wayfair Inc., Class A(a)	24	2,647
Yelp Inc.(a)	48	2,055
Zendesk Inc.(a)	68	3,738
Zillow Group Inc., Class A(a)	28	1,130
Zillow Group Inc., Class C, NVS(a)	56	2,255

		1,355,562
Machinery — 0.2%
Cognex Corp.	80	3,427
Rockwell Automation Inc.	16	2,636
Roper Technologies Inc.	16	4,526

		10,589
Media — 0.1%
FactSet Research Systems Inc.	20	4,475

Office & Business Equipment — 0.2%
Xerox Corp.	112	3,121
Zebra Technologies Corp., Class A(a)	32	5,322

		8,443
Pharmaceuticals — 0.1%
McKesson Corp.	28	3,493
Zoetis Inc.	36	3,246

		6,739
Real Estate — 0.0%
Jones Lang LaSalle Inc.	16	2,116

Real Estate Investment Trusts — 0.3%
Equinix Inc.	32	12,120
Iron Mountain Inc.	108	3,306

		15,426
Retail — 0.1%
Best Buy Co. Inc.	56	3,929

Semiconductors — 9.2%
Advanced Micro Devices Inc.(a)	616	11,217
Analog Devices Inc.	148	12,389
Applied Materials Inc.	408	13,415
Broadcom Inc.	198	44,251
Cypress Semiconductor Corp.	216	2,795
Integrated Device Technology Inc.(a)	60	2,809

Security	Shares	Value
Semiconductors (continued)
Intel Corp.	1,954	$91,604
IPG Photonics Corp.(a)	8	1,068
KLA-Tencor Corp.	80	7,323
Lam Research Corp.	64	9,071
Marvell Technology Group Ltd.	245	4,021
Maxim Integrated Products Inc.	164	8,203
Microchip Technology Inc.	128	8,420
Micron Technology Inc.(a)	556	20,972
Monolithic Power Systems Inc.	24	2,835
NVIDIA Corp.	468	98,669
ON Semiconductor Corp.(a)	184	3,128
Qorvo Inc.(a)	56	4,117
QUALCOMM Inc.	797	50,123
Silicon Laboratories Inc.(a)	28	2,283
Skyworks Solutions Inc.	96	8,329
Teradyne Inc.	92	3,169
Texas Instruments Inc.	468	43,444
Xilinx Inc.	168	14,342

		467,997
Software — 27.9%
ACI Worldwide Inc.(a)	80	2,007
Activision Blizzard Inc.	284	19,610
Adobe Inc.(a)	392	96,338
Akamai Technologies Inc.(a)	120	8,670
ANSYS Inc.(a)	56	8,375
Aspen Technology Inc.(a)	40	3,396
athenahealth Inc.(a)	16	2,041
Autodesk Inc.(a)	148	19,129
Black Knight Inc.(a)	56	2,731
Blackbaud Inc.	36	2,582
Box Inc., Class A(a)(b)	108	1,944
Broadridge Financial Solutions Inc.	56	6,549
CA Inc.	284	12,598
Cadence Design Systems Inc.(a)	196	8,736
CDK Global Inc.	76	4,350
Cerner Corp.(a)	116	6,644
Citrix Systems Inc.(a)	112	11,477
Cloudera Inc.(a)	92	1,266
CommVault Systems Inc.(a)	36	2,096
Cornerstone OnDemand Inc.(a)	48	2,364
Coupa Software Inc.(a)	32	2,075
Dun & Bradstreet Corp. (The)	28	3,984
Electronic Arts Inc.(a)	148	13,465
Fair Isaac Corp.(a)	20	3,854
Fidelity National Information Services Inc.	152	15,823
First Data Corp., Class A(a)	220	4,123
Fiserv Inc.(a)	244	19,349
Guidewire Software Inc.(a)	52	4,626
HubSpot Inc.(a)(b)	28	3,798
Intuit Inc.	160	33,760
j2 Global Inc.	28	2,040
Jack Henry & Associates Inc.	48	7,192
LiveRamp Holdings Inc.(a)	52	2,375
Manhattan Associates Inc.(a)	52	2,482
Medidata Solutions Inc.(a)	40	2,812
Microsoft Corp.	6,343	677,496
MSCI Inc.	48	7,218
New Relic Inc.(a)	36	3,213
Nuance Communications Inc.(a)	216	3,756
Oracle Corp.	2,687	131,233

21

Schedule of Investments (unaudited) (continued) October 31, 2018	iShares® Evolved U.S. Technology ETF (Percentages shown are based on Net Assets)

Security	Shares	Value
Software (continued)
Paychex Inc.	96	$6,287
Paycom Software Inc.(a)	36	4,507
Pegasystems Inc.	32	1,713
Progress Software Corp.	44	1,414
PTC Inc.(a)	96	7,911
RealPage Inc.(a)	36	1,908
Red Hat Inc.(a)	160	27,462
salesforce.com Inc.(a)	627	86,050
ServiceNow Inc.(a)	156	28,242
Splunk Inc.(a)	124	12,380
SS&C Technologies Holdings Inc.	104	5,321
Synopsys Inc.(a)	112	10,027
Tableau Software Inc., Class A(a)	60	6,401
Take-Two Interactive Software Inc.(a)	52	6,701
Tyler Technologies Inc.(a)	24	5,080
Ultimate Software Group Inc. (The)(a)	24	6,399
Veeva Systems Inc., Class A(a)	88	8,039
Verint Systems Inc.(a)	48	2,192
VMware Inc., Class A(a)	64	9,049
Workday Inc., Class A(a)	128	17,027
Zynga Inc., Class A(a)	436	1,587

		1,423,274
Telecommunications — 4.2%
Arista Networks Inc.(a)	48	11,057
Ciena Corp.(a)	96	3,001
Cisco Systems Inc.	3,900	178,425
CommScope Holding Co. Inc.(a)	64	1,540
Juniper Networks Inc.	284	8,312
LogMeIn Inc.	40	3,445
Motorola Solutions Inc.	64	7,844
Zayo Group Holdings Inc.(a)	68	2,032
		215,656

Security	Shares	Value
Transportation — 0.4%
Expeditors International of Washington Inc.	52	$3,493
FedEx Corp.	20	4,407
United Parcel Service Inc., Class B	93	9,908
XPO Logistics Inc.(a)	16	1,430

		19,238

Total Common Stocks — 99.6% (Cost: $4,914,201)		5,074,877

Short-Term Investments

Money Market Funds — 0.8%
BlackRock Cash Funds: Institutional, SL Agency Shares,
2.36%(c)(d)(e)	21,873	21,877
BlackRock Cash Funds: Treasury, SL Agency Shares,
2.11%(c)(d)	21,025	21,025

		42,902

Total Short-Term Investments — 0.8% (Cost: $42,902)		42,902

Total Investments in Securities — 100.4% (Cost: $4,957,103)		5,117,779
Other Assets, Less Liabilities — (0.4)%		(21,441)

Net Assets — 100.0%		$5,096,338

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the three months ended October 31, 2018, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 07/31/18	Net Activity	Shares Held at 10/31/18	Value at 10/31/18	Income		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	51,044	(29,171)	21,873	$21,877	$49	(a)	$2	$(3)
BlackRock Cash Funds: Treasury, SL Agency Shares	43,533	(22,508)	21,025	21,025	179		—	—

				$42,902	$228		$2	$(3)

(a)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

22

Schedule of Investments (unaudited) (continued) October 31, 2018	iShares® Evolved U.S. Technology ETF

Fair Value Measurements (continued)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of October 31, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$5,074,877	$—	$—	$5,074,877
Money Market Funds	42,902	—	—	42,902

	$5,117,779	$ —	$ —	$5,117,779

Portfolio Abbreviations - Equity

NVS — Non-Voting Shares

23

Item 2.	Controls and Procedures.

(a)

The President (the registrant’s Principal Executive Officer) and Chief Financial Officer (the registrant’s Principal Financial Officer) have concluded that, based on their evaluation as of a date within 90 days of the filing date of this report, the disclosure controls and procedures of the registrant (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are reasonably designed to achieve the purposes described in Section 4(a) of the certifications filed with this Form N-Q.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a)

Certifications of the President (the registrant’s Principal Executive Officer) and Treasurer and Chief Financial Officer (the registrant’s Principal Financial Officer) as required by Rule 30a-2(a) under the Investment Company Act of 1940 is filed with this Form N-Q as exhibits.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

iShares U.S. ETF Trust

By:	/s/ Martin Small
Martin Small, President (Principal Executive Officer)

Date:	December 28, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Martin Small
Martin Small, President (Principal Executive Officer)

Date:	December 28, 2018

By:	/s/ Jack Gee
Jack Gee, Treasurer and Chief Financial Officer (Principal Financial Officer)

Date:	December 28, 2018